TAXES ON INCOME (Significant Components of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Carryforward tax losses	$ 14,781	$ 16,638
Research and development credit	513	635
Accrued social benefits and other	767	1,114
Deferred tax assets, gross	16,061	18,387
Less - valuation allowance	(16,061)	(18,387)
Net deferred tax assets